Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio	Apr. 29, 2024
VIP Growth Opportunities Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	45.56%
Past 5 years	19.00%
Past 10 years	15.64%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%